Defined Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Defined Contribution Plan [Line Items]
Defined Contribution Plan

NOTE 14 — Defined Contribution Plan

The Company recognized expense from matching contributions to the Company-sponsored defined contribution retirement plan of $369 and $337 for the six months ended June 30, 2021 and 2020, respectively.

NOTE 13 — Defined Contribution Plan

The Company sponsors a defined contribution plan for all eligible employees providing for voluntary contributions by eligible employees and matching contributions made by the Company. The Company’s discretionary employer contribution rate is equal to 100% of salary deferrals that do not exceed 1% of compensation plus 50% of salary deferrals between 1% and 6% of compensation. The Company recognized expense from matching contributions of $616 and $324 for the years ended December 31, 2020 and 2019, respectively.